Intangible Assets	12 Months Ended
Dec. 31, 2013
Intangible Assets [Abstract]
Intangible Assets
Note 3. Intangible Assets

The following is a summary of intangible assets which consists of licenses and patents:

	Weighted Average Remaining Amortization period (years)	Cost	Accumulated Amortization	Net Book Value
December 31, 2013
Licenses	6.72	$462,234	$279,258	$182,976
Patents	2.6	1,893,185	1,443,649	449,536
Total	3.4	$2,355,419	$1,722,907	$632,512
December 31, 2012
Licenses	7.72	$462,234	$252,019	$210,215
Patents	3.3	1,893,185	1,247,672	645,513
Total	4.2	$2,355,419	$1,499,691	$855,728

Amortization expense was $223,216 and $223,838 in 2013 and 2012, respectively.

Based on the balance of licenses and patents at December 31, 2013, the annual amortization expense for each of the succeeding five years is estimated to be as follows:

Year	Amortization Expense
2014	$222,800
2015	$172,500
2016	$61,800
2017	$61,800
2018	$20,800

License fees and royalty payments are expensed annually as incurred as the Company does not attribute any future benefits other than within that period.